24. Restatement of Financial Statements (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
CONSOLIDATED BALANCE SHEETS
Total current assets | $							$ 11,136	$ 11,831
Accounts receivable, net | $							4,268	4,082
Prepayments and other current assets | $							589	1,284
Property, plant and equipment, net | $							811	889
Total Assets | $							23,399	23,878
Other payables and accrued expenses | $							2,101	2,686
Total liabilities | $							5,869	6,001
Total stockholders' equity | $						$ 17,756	17,530	17,877	$ 17,909
Total liabilities and stockholders' equity | $							23,399	$ 23,878
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Total revenues | $		$ 18,822		$ 18,602		21,645
Total cost of revenues | $		(13,991)		(13,138)		(15,480)
Income (taxes)/benefit | $		(18)		(73)		(142)
Equity in income of affiliates | $		605		325		9
Net income/loss | $		(292)		95		(120)
Comprehensive loss | $		$ (307)		202		(120)
Basic and diluted loss per common share | $ / shares		$ (.06)
CONSOLIDATED STATEMENTS OF CASH FLOW
Net Profit / (Loss) | $		$ (123)		(18)		(429)
Accounts receivable, net | $		(186)		(993)		655
Prepayments and other current assets | $		695		(436)		925
Other payables and accrued expenses | $		(585)		(299)		327
Net cash (used in)/provided by operating activities | $		(470)		(2,555)		2,794
Purchase of property, plant and equipment | $		(10)		(51)		(41)
Net cash (used in)/provided by investing activities | $		(64)		336		(632)
Equity in profit of affiliates | $		(605)		$ (325)		$ (9)
ZHEJIANG TIANLAN
CONSOLIDATED BALANCE SHEETS
Total current assets	¥ 379,718		¥ 340,725
Accounts receivable, net	156,608		147,127
Prepayments and other current assets	177,859		157,160
Property, plant and equipment, net	161,924		48,091
Total Assets	553,778		400,219
Other payables and accrued expenses	113,438		76,363
Other taxes payable	8,902		7,868
Income tax payable	60		509
Total liabilities	397,338
Total stockholders' equity	156,440		151,612
Total liabilities and stockholders' equity	553,778		400,219
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Total revenues	396,424		378,956		¥ 281,203
Total cost of revenues	(313,776)		(303,039)		(216,362)
Income (taxes)/benefit	(768)		(2,663)		(2,434)
Net income/loss	14,008		5,298		(1,501)
Comprehensive loss	14,008		5,298		(1,501)
CONSOLIDATED STATEMENTS OF CASH FLOW
Net Profit / (Loss)	14,008		5,298		(1,501)
Accounts receivable, net	(9,481)		79,243		(38,607)
Prepayments and other current assets	(20,699)		(52,792)		(27,508)
Other payables and accrued expenses	37,075		48,898		(2,501)
Other taxes payable	1,034		6,040		(11,579)
Income tax payable	(449)		(5,175)		(1,203)
Net cash (used in)/provided by operating activities	100,328		2,067		(31,282)
Purchase of property, plant and equipment	(117,966)		(1,983)		(3,358)
Net cash (used in)/provided by investing activities	(116,623)		¥ (1,843)		¥ (3,484)
As Previously Reported
CONSOLIDATED BALANCE SHEETS
Total Assets | $							23,686
Total stockholders' equity | $							17,817
Total liabilities and stockholders' equity | $							$ 23,686
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Equity in income of affiliates | $		892
Net income/loss | $		(5)
Comprehensive loss | $		$ (20)
Basic and diluted loss per common share | $ / shares		$ .08
CONSOLIDATED STATEMENTS OF CASH FLOW
Net Profit / (Loss) | $		$ 164
Equity in profit of affiliates | $		$ (892)
As Previously Reported | ZHEJIANG TIANLAN
CONSOLIDATED BALANCE SHEETS
Total current assets	392,278
Accounts receivable, net	156,618
Prepayments and other current assets	190,409
Property, plant and equipment, net	96,524
Total Assets	500,938
Other payables and accrued expenses	49,203
Other taxes payable	10,681
Income tax payable	805
Total liabilities	335,627
Total stockholders' equity	165,311
Total liabilities and stockholders' equity	500,938
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Total revenues	474,265
Total cost of revenues	(380,955)
Income (taxes)/benefit	(2,559)
Net income/loss	22,879
CONSOLIDATED STATEMENTS OF CASH FLOW
Net Profit / (Loss)	22,879
Accounts receivable, net	(9,491)
Prepayments and other current assets	(33,249)
Other payables and accrued expenses	(27,160)
Other taxes payable	2,813
Income tax payable	296
Net cash (used in)/provided by operating activities	34,928
Purchase of property, plant and equipment	(52,566)
Net cash (used in)/provided by investing activities	¥ (51,223)